Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of earnings (loss) per share

The Company's earnings (loss) per share was determined as follows:

	2021			2020			2019
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Numerator
Net loss for the fiscal year attributed to controlling shareholders	(1,560,971)	(5,660,567)	(7,221,538)	(1,377,078)	(4,611,050)	(5,988,128)	(27,269)	(90,004)	(117,273)
Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	295,486		2,863,683	273,967		2,863,683	270,053

Basic loss per share	(0.545)	(19.157)		(0.481)	(16.831)		(0.010)	(0.333)
Diluted loss per share	(0.545)	(19.157)		(0.481)	(16.831)		(0.010)	(0.333)